Discontinued Operations - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Subsidiaries USD ($)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)	Mar. 31, 2009 Subsidiaries JPY (¥)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)	Mar. 31, 2009 Real Estate JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units	$ 173	¥ 14,393	¥ 14,056	¥ 19,653	$ 83	¥ 6,895	¥ 2,810	¥ 2
Disposal group, trade notes, accounts payable and other liabilities	1	86
Disposal group, cash and cash equivalents	0	4
Gains on sales of real estate properties	120	9,968	7,552	11,426					90	7,498	11,246	19,651
Rental properties held for sale									$ 331	¥ 27,486	¥ 31,611